UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX  April 27, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51
Form 13F Information Table Value Total:   $681621

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     8533   120420 SH       SOLE                    50000             70420
Americredit Corp.              common           03060R101    55022  1790500 SH       SOLE                  1497000            293500
Anheuser Busch Co.             common           035229103     9369   219065 SH       SOLE                   122000             97065
Berkshire Hath Cl. A           common           084670108    14185      157 SH       SOLE                        6               151
Berkshire Hath Cl. B           common           084670207     2364      785 SH       SOLE                                        785
Bristol Myers Squibb           common           110122108    10576   429750 SH       SOLE                   307000            122750
CBS Corporation Cl. B          common           124857202     3069   128000 SH       SOLE                    96500             31500
Cadbury Schweppes              common           127209302     7552   188811 SH       SOLE                   180000              8811
Chgo Rivet & Machine           common           168088102      289    14670 SH       SOLE                                      14670
Clorox                         common           189054109    16972   283573 SH       SOLE                   220000             63573
Coca-Cola Co.                  common           191216100    93723  2238422 SH       SOLE                  1990500            247922
Colgate Palmolive              common           194162103     5836   102200 SH       SOLE                   101000              1200
Discovery Holding A            common           25468Y107    11192   746122 SH       SOLE                   658560             87562
Electronic Data Sys.           common           285661104     5856   218247 SH       SOLE                   180000             38247
Equifax Inc.                   common           294429105     2391    64200 SH       SOLE                     4000             60200
Ethan Allen Interiors          common           297602104     1534    36500 SH       SOLE                     1500             35000
Federal Home Loan              common           313400301    20198   331121 SH       SOLE                   230000            101121
Federal Nat'l Mtg.             common           313586109     5203   101230 SH       SOLE                   100000              1230
First Data Corp.               common           319963104    16669   356015 SH       SOLE                   173000            183015
Gannett Company                common           364730101      866    14460 SH       SOLE                                      14460
H&R Block                      common           093671105     6497   300100 SH       SOLE                   250000             50100
Henkel KGAA ADR                common           42550U109    23448   218197 SH       SOLE                   190000             28197
Henkel ORD                     common           005002465    12573   117000 SH       SOLE                   105000             12000
Home Depot                     common           437076102     2147    50750 SH       SOLE                     2000             48750
IMS Health                     common           449934108     1928    74800 SH       SOLE                     4000             70800
Interpublic Group Co.          common           460690100    12303  1286896 SH       SOLE                  1204255             82641
Johnson & Johnson              common           478160104    19289   325725 SH       SOLE                   259000             66725
Kinder Morgan Inc.             common           49455P101     2594    28200 SH       SOLE                     1500             26700
Kraft Foods, Inc.              common           50075n104    57725  1904483 SH       SOLE                  1740000            164483
Lancaster Colony Corp.         common           513847103    44757  1065644 SH       SOLE                   942488            123156
Leucadia Nat'l Corp.           common           527288104     3920    65700 SH       SOLE                     3000             62700
Liberty Media Corp. A          common           530718105    65198  7941244 SH       SOLE                  6685600           1255644
MBIA Inc.                      common           55262C100     2462    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     2061    30925 SH       SOLE                    30000               925
Markel Corp.                   common           570535104      864     2560 SH       SOLE                                       2560
Marsh & McLennan               common           571748102     5244   178600 SH       SOLE                    91800             86800
Microsoft Corp.                common           594918104     4098   150620 SH       SOLE                   140000             10620
PepsiCo Inc.                   common           713448108     5566    96320 SH       SOLE                    90000              6320
Pfizer Inc.                    common           717081103    32375  1299150 SH       SOLE                  1078500            220650
Procter & Gamble Co.           common           742718109     2279    39540 SH       SOLE                                      39540
TJX Co.                        common           872540109     2045    82400 SH       SOLE                     4000             78400
Torchmark Corp.                common           891027104      817    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      219     8000 SH       SOLE                                       8000
Trizec Properties              common           89687P107     2283    88744 SH       SOLE                    60000             28744
Tyco Int'l LTD                 common           902124106    23199   863072 SH       SOLE                   644000            219072
U.S. Bancorp                   common           902973304     5373   176163 SH       SOLE                   150000             26163
Unilever NV (NEW)              common           904784709    20629   298025 SH       SOLE                   280000             18025
Viacom Inc. Cl. B              common           92553P201     4990   128600 SH       SOLE                    96500             32100
Wal Mart Stores Inc.           common           931142103    18849   399001 SH       SOLE                   310000             89001
Washington Mutual              common           939322103     1705    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2785     6980 SH       SOLE                                       6980